Inventory - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Inventory Disclosure [Abstract]
Inventories	¥ 111,667	$ 17,238,000	¥ 0
Inventory obsolescence provision		$ 0		$ 0